Summary of Significant Accounting Policies (Narrative) (Details) (JPY ¥)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Summary of Significant Accounting Policies
Change in the estimated useful lives of its long-term assets related to the mova services results on operating income			¥ 60,072,000,000
Changes in the estimated useful lives of its long-term assets related to the mova services results on net income attributable to the Company			23,539,000,000
Changes in the estimated useful lives of its long-term assets related to the mova services results on net income attributable to the Company per share			17.50
Inventory write-down	9,821,000,000	18,539,000,000	14,180,000,000
Interest costs incurred	58,826,000,000	60,186,000,000	63,893,000,000
Interest costs, capitalized during period	3,559,000,000	5,036,000,000	5,006,000,000
Recognized income tax positions chance of being sustained, minimum	50.00%
VIEs established to develop real estate for rental assets	251,000,000,000	239,000,000,000
VIEs established to lease software assets	¥ 30,000,000,000	¥ 34,000,000,000